Risk Management and Report (Details) - Schedule of Potential Profit and Loss Impact on Trading Book $ in Millions	12 Months Ended
Dec. 31, 2022 CLP ($)
Risk Management and Report (Details) - Schedule of Potential Profit and Loss Impact on Trading Book [Line Items]
Interest rate USD offshore	$ (2,794)
Domestic/offshore interest rate spread USD	(294)
Banking spread	(215)
Total	(2,534)
Total	(118,449)
CLP Debt Instrument	(54,649)
CLF Debt Instrument	(58,257)
CLF [Member]
Risk Management and Report (Details) - Schedule of Potential Profit and Loss Impact on Trading Book [Line Items]
CLP Interest Rate	(4,076)
Derivatives	(143)
Debt instruments	(4,219)
CLF Interest Rate	(4,100)
Derivatives	331
Debt instruments	(3,769)
Interest rate USD offshore	(267)
Domestic/offshore interest rate spread USD
Banking spread	19
Total Interest rates	(8,718)
Total FX and FX Options	(46)
Total	$ (8,764)